Loans (Tables)	12 Months Ended
Dec. 31, 2019
Debt Disclosure [Abstract]
Summary of loans
December 31, 2019		December 31, 2018
Industrial and Commercial Bank of China, Yantai Economic Development Zone Branch	$3,014,296		$4,362,748
Bank of China, Yantai Bonded Port Area Branch	1,148,303		1,163,399
Huaxia Bank Co., Ltd., Yantai Xingfu Branch	-		1,454,250
Agricultural Bank of China, Yantai Laishan Branch	1,291,841		-
Postal Savings Bank of China, Yantai Laishan Branch	2,066,946		-
Qingdao Yikou Industrial Automation Equipment Co., Ltd.	83,252		157,059
Qingdao Hongjiatai Machinery Engineering Co., Ltd.	-		305,392
Yantai Guotai Investment Limited Company ("Yantai Guotai")	-		727,125
Volkswagen Finance (China) Co., Ltd.	-		10,455
Total short term loans	7,604,638		8,180,428
Bank of Qingdao, Yantai Branch	-		3,635,623
Qingdao Metro Finance Leasing Co., Ltd.	4,306,138		3,635,623
ZGC Sci-Tech Leasing Co., Ltd	1,436,251		-
Volkswagen Finance (China) Co., Ltd.	-		23,638
Total loans	13,347,027		15,475,312
Less: short term loans and current portion of long term loans	11,809,449		10,867,111
Less: unamortized debt issuance costs	160,361		158,312
Long term loans - due over one year	$1,377,217		$4,449,889

Schedule of future loan obligations
2020	$11,809,449
2021	1,368,457
2022	169,122
2023	-
2024 and thereafter	-
Total	$13,347,028